Prepaids, Deposits and Advances	12 Months Ended
Dec. 31, 2022
Prepaids, Deposits and Other Receivables [Abstract]
PREPAIDS, DEPOSITS AND ADVANCES

6.      PREPAID, DEPOSITS AND OTHER RECEIVABLES

Prepaid, deposits and other receivables are comprised of the following items as of the periods presented:

	December 31, 2022	December 31, 2021
Prepaid expenses	590	935
Indirect tax receivables(a)	2,007	2,322
Deposits	51	47
Other receivables and advances(a)	60	1,760
Total	$2,708	$5,064

(a)      December 31, 2021 amounts include $2,396 of other advances and indirect tax receivables to confirm to the current year presentation.

Prepaid expenses and deposits represent amounts paid upfront to vendors for director and officer’s insurance, security deposits and supplies. As part of restructuring, $1,837 is written off from other receivables and advances. For more information refer to Note 21.